Long-term Debt and Capital Structure - Summary of Unsecured Notes (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Oct. 29, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Apr. 07, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 6,774			$ 7,650
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		6,774			7,650	$ 2,900
Total Debt Principal, (CAD equivalent)	$ 9,241			$ 9,597
5.70 % Due October 15, 2019 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500	$ 1,300		1,300
Total Debt Principal, (CAD equivalent)	682			1,631
3.00% Due August 15, 2022 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500			500
Total Debt Principal, (CAD equivalent)	682			627
3.80% Due September 15, 2023 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		450			450
Total Debt Principal, (CAD equivalent)	614			565
4.25% Due April 15, 2027 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,171			1,200	1,200
Total Debt Principal, (CAD equivalent)	1,597			1,505
5.25% Due June 15, 2037 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		700			700	700
Total Debt Principal, (CAD equivalent)	955			878
6.75% Due November 15, 2039 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,400			1,400
Total Debt Principal, (CAD equivalent)	1,910			1,756
4.45% Due September 15, 2042 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		744			750
Total Debt Principal, (CAD equivalent)	1,015			941
5.20% Due September 15, 2043 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		350			350
Total Debt Principal, (CAD equivalent)	477			439
5.40% Due June 15, 2047 [Member] | Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 959			$ 1,000	$ 1,000
Total Debt Principal, (CAD equivalent)	$ 1,309			$ 1,255